Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Shareholders Equity [Line Items]
Schedule of Movements in Shares as Result of Merger

The following table sets forth the movements in the number of shares of the Company as a result of the merger:

Number of outstanding shares of the Company prior the Merger			49,092,772,762

	Number of shares	Share exchange ratio	Number of shares
New shares issued (1):
Exchange of shares with minority shareholders of Endesa Américas	3,282,265,786	28.0	9,190,344,201
Exchange of shares with minority shareholders of Chilectra Américas	10,464,606	4	41,858,424
Total new shares issued	3,292,730,392		9,232,202,625

Repurchase of shares (2):
Withdrawal right exercised by the minority shareholders of the Company	(119,185,929)		(119,185,929)
Withdrawal right exercised by the minority shareholders of Endesa Américas	(3,706,909)	2.8	(10,379,345)
Withdrawal right exercised by the minority shareholders of Chilectra Américas	(65,035)	4	(260,140)
Remaining shares for exchange of shares			(4,278)
Total repurchase of shares	(122,957,873)		(129,829,692)

Tender Offer of Endesa Américas (3):
Purchased shares	(265,180,064)	2.8	(742,504,179)
Total Tender Offer of Endesa Américas	(265,180,064)		(742,504,179)

Number of outstanding shares of the Company after the Merger			57,452,641,516

Total number of shares - Issued Capital			58,324,975,387
Total number of shares - Treasury Shares			(872,333,871)
Number of outstanding shares of the Company after the Merger			57,452,641,516

(1)

On December 29, 2016, a total of 9,232,202,625 new shares of the Company as a result of the Merger were registered with the Chilean Stock Register. The total amount for the issuance of new shares was ThUS$1,553,687.

(2)	The total amount paid for the shares repurchased was ThUS$21,517.
(3)	The total amount paid for the shares of Endesa Américas purchased in the Tender Offer was ThUS$118,113.

Summary of Dividends Paid

The following table sets forth the dividends paid in recent years:

Dividend No.	Type of Dividend	Payment Date	Dolar per Share	Charged to
90	Interim	01-30-2015	0.00133	2014
91	Final	05-25-2015	0.00886	2014
92	Interim	01-29-2016	0.00174	2015
93	Final	05-24-2016	0.00491	2015
94	Interim	01-27-2017	0.00142	2016
95	Final	05-26-2017	0.00359	2016
96	Interim	01-26-2018	0.00100	2017

Summary of Foreign Currency Translation Differences Attributable to Shareholders

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2017, 2016 and 2015:

Reserves for Accumulated	For the years ended December 31,
Currency Translation Differences	2017 ThUS$	2016 ThUS$	2015 ThUS$
Empresa Distribuidora Sur S.A.	(128,320)	(151,019)	(145,948)
Compañía Distribuidora y Comercializadora de Energía S.A.	149,973	211,975	211,027
Enel Distribución Perú S.A. (formerly named Edelnor S.A.A.)	63,180	59,666	79,734
Dock Sud	(21,517)	(19,800)	(8,074)
Enel Brasil S.A.	(529,654)	(646,185)	(972,625)
Enel Generación Costanera S.A. (formerly named Central Costanera S.A.)	(9,381)	(9,543)	(5,545)
Emgesa S.A. E.S.P.	17,908	22,187	22,308
Enel Generación El Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	(126,421)	(110,183)	(86,372)
Generandes Perú S.A.	125,588	115,350	138,188
Enel Generación Piura S.A. (formerly named Empresa Eléctrica de Piura S.A.)	12,984	11,769	16,257
Other	(8,335)	(4,688)	(2,548)
Foreing currency translation (1)	-	(2,089,877)	(2,411,690)

TOTAL	(453,995)	(2,610,348)	(3,165,288)

(1)	Correspond to the effect originated by the retrospective application of the change in presentation currency, see note 3.

Summary of Other Reserves Within Equity

Other reserves within equity attributable to shareholders of Enel Américas for the years ended December 31, 2017, 2016 and 2015, are as follows:

	Balance as of As restated January 1, 2017 (*)	2017 changes	Balance as of December 31, 2017
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(388,942)	(65,053)	(453,995)
Cash flow hedges (b)	(11,423)	7,951	(3,472)
Available-for-sale financial assets	227	(402)	(175)
Other miscellaneous reserves (c)	(3,364,559)	(44,363)	(3,408,922)
TOTAL	(3,764,697)	(101,867)	(3,866,564)

	Balance as of January 1, 2016	2016 changes	Balance as of December 31, 2016
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(3,165,288)	554,940	(2,610,348)
Cash flow hedges (b)	(7,649)	3,223	(4,426)
Available-for-sale financial assets	(256)	473	217
Other comprehensive income from non-current assets held for distribution to owners	(171,638)	171,638	-
Other miscellaneous reserves (c)	(4,659,748)	566,486	(4,093,262)
TOTAL	(8,004,579)	1,296,760	(6,707,819)

	Balance as of January 1, 2015	2015 changes	Balance as of December 31, 2015
	ThUS$	ThUS$	ThUS$

Exchange differences on translation (a)	(1,077,153)	(2,088,135)	(3,165,288)
Cash flow hedges (b)	(117,185)	109,536	(7,649)
Available-for-sale financial assets	14	(270)	(256)
Other comprehensive income from non-current assets held for distribution to owners	-	(171,638)	(171,638)
Other miscellaneous reserves (c)	(4,644,824)	(14,924)	(4,659,748)
TOTAL	(5,839,148)	(2,165,431)	(8,004,579)

(*) See Note 3.

a)

Reserves for exchange differences on translation: These reserves arise primarily from exchange differences relating to: (i) Translation of the financial statements of our subsidiaries with functional currencies other than the dólar estadounidense (see Note 2.7.3); and (ii) Translation of goodwill arising from the acquisition of companies with functional currencies other than the dólar estadounidense (see Note 4.b).

b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 4.f.5).

c)	Other miscellaneous reserves.

Summary of Non-controlling Interests

The detail of non-controlling interests as of and for the years ended December 31, 2017, 2016 and 2015, is as follows:

	Non-controlling interests
Companies		Equity		Profit (Loss)
	12-31-2017%	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$
Enel Distribución Río S.A. (formerly Ampla Energía S.A.)	0.36%	3,746	2,593	(111)	(228)	(60)
Enel Distribución Ceará S.A. (formerly Coelce S.A.)	26.00%	218,722	200,150	35,633	29,509	28,597
Compañía Distribuidora y Comercializadora de Energía S.A.	51.52%	457,800	439,533	108,928	86,463	97,474
Emgesa S.A. E.S.P.	51.53%	667,440	601,642	154,744	127,261	166,772
Enel Distribución Peru S.A.A	16.82%	98,590	121,374	23,249	22,250	23,625
Enel Generación Peru S.A.A	16.40%	156,731	138,510	22,647	12,776	-
Chinango S.A.C.	20.00%	22,163	21,999	3,810	5,143	23,030
Empresa Distribuidora Sur S.A.	27.87%	2,356	701	3,135	(8,604)	4,646
Enel Generacion Costanera S.A.	24.32%	10,187	8,030	4,792	4,061	42,368
Enel Generacion El Chocón S.A.	32.33%	72,893	69,455	30,138	15,276	(371)
Inversora Dock Sud S.A.	42.86%	38,147	33,116	13,984	5,947	54,656
Central Dock Sud S.A.	29.76%	37,432	32,418	13,826	5,842	17,940
Enel Distribución Chile S.A. (1)	0.00%	-	-	-	405	17,756
Chilectra Américas S.A. (2)	0.00%	-	-	-	123	2,664
Enel Generación Chile S.A. (1)	0.00%	-	-	-	71,544	-
Endesa Américas S.A. (2)	0.00%	-	-	-	66,618	240,146
Empresa Eléctrica Pehuenche S.A. (1)	0.00%	-	-	-	1,777	-
Enel Generacion Piura S.A.	3.50%	4,529	3,947	613	795	13,249
CELG	0.12%	743	-	12	-	-
Other		6,557	6,637	2,071	1,416	5,061
TOTAL		1,798,036	1,680,105	417,471	448,374	737,552

(1)	As of January 1, 2016 these entities are classified as discontinued operations. On March 1, 2016, these companies ceased to belong to the Group (see Note 6.1).
(2)	On December 1, 2016, these entities were merged with and into Enel Américas, and were then dissolved without liquidation (see Note 25.1.1).

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Summary of Other Reserves Within Equity

The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2017 ThUS$	12-31-2016 ThUS$	12-31-2015 ThUS$

Reserve for capital increase in 2013 (1)	(1,345,368)	(1,908,106)	(1,891,502)
Reserve for corporate reorganization (“Spin-off”) (2)	716,712	691,210	-
Reserve for subsidiaries transactions (3)	(439,290)	(508,682)	(500,833)
Reserve for transition to IFRS (4)	(1,490,604)	(1,567,941)	(2,286,335)
Reserve for merger of Enel Américas, Endesa Américas and Chilectra Américas (5)	(730,748)	(725,018)	-
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,100)	(56,653)	-
Other miscellaneous reserves (7)	(62,524)	(18,072)	18,922

Total	(3,408,922)	(4,093,262)	(4,659,748)

(1) Reserve originated from the capital increase that the Company made during the first quarter of 2013.

(2)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Enel Chile S.A. (see Note 6.1).

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008.

(5)

Reserve for merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. Represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the equity owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.

(6)

Reserve for Tender Offer of Endesa Américas and withdrawal rights. Represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer, which resulted in a charge to other reserves for ThUS$56,578. Also, includes ThUS$523 related to recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.

(7)	Other miscellaneous reserves from transactions made in prior years.